1A. Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
A. Summary Of Significant Accounting Policies Details
Weighted average shares outstanding - used to compute basic earnings (loss) per share	7,982,704	7,363,482
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	0	0
Weighted average shares outstanding - used to compute diluted earnings (loss) per share	7,982,704	7,363,482